Segments and Geographic Information	12 Months Ended
Oct. 31, 2021
Segment Reporting [Abstract]
SEGMENTS AND GEOGRAPHIC INFORMATION

NOTE 14 – SEGMENTS AND GEOGRAPHIC INFORMATION

The Company believes that it operates in two business segments which comprised of sales of NEVs and franchise services; and it operates in one geographical location China. The Company disaggregates its revenue into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

Sales of goods revenues comprised of sales of vehicles to third party customers and to the franchisees. Franchise services revenues comprised of initial fees and ongoing royalties from the franchisees. Under the franchise arrangement, franchisees are granted the right to operate retail store using the Company’s Jiuzi brand and system.

Sales revenues comprised of the following:

	Years Ended
	October 31, 2021		October 31, 2020		October 31, 2019
NEVs sales	1,443,917	15%	398,613	5%	1,343,515	17%
Franchisees service revenues	8,093,070	85%	7,811,982	95%	6,634,584	83%
Total	9,536,987	100%	8,210,595	100%	7,978,099	100%

Direct costs comprised of the following:

	Years Ended
	October 31, 2021		October 31, 2020		October 31, 2019
NEVs sales	1,400,211	29%	366,523	17%	1,346,436	43%
Franchisees service revenues	3,509,493	71%	1,824,245	83%	1,769,740	57%
Total	4,909,704	100%	2,190,768	100%	3,116,176	100%

Gross profit (loss) comprised of the following:

	Years Ended
	October 31, 2021		October 31, 2020		October 31, 2019
NEVs sales	43,706	1%	32,090	1%	(2,921)	0%
Franchisees service revenues	4,583,577	99%	5,987,737	99%	4,864,844	100%
Total	4,627,283	-	6,019,827	-	4,861,923	-